Business Acquisitions - Summary of Consideration for Assets Acquired and Liabilities Assumed (Detail) - Aggregated individually immaterial business combinations [member] $ in Millions	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 88.0
Notes payable	55.6
Consideration	143.6
Assets and liabilities acquired
Cash acquired	7.8
Trade receivables	34.7
Unbilled receivables	6.4
Accounts payable	(19.8)
Other non-cash working capital	(0.6)
Property and equipment	4.4
Intangible assets	33.0
Deferred tax assets	1.9
Net employee defined benefit liability	(16.5)
Provisions	(1.4)
Deferred tax liabilities	(2.6)
Total identifiable net assets at fair value	47.3
Goodwill arising on acquisitions	96.3
Consideration	$ 143.6